ORGANIZATION, BUSINESS AND OPERATIONS (Narrative) (Details)		1 Months Ended		12 Months Ended
	Feb. 12, 2010	May. 31, 2011 shares	Mar. 31, 2011 shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2011 USD ($) shares	Dec. 31, 2013 $ / shares shares	Dec. 31, 2012 $ / shares shares	Jun. 17, 2012	May. 16, 2011 shares	Mar. 15, 2011 $ / shares shares	Aug. 18, 2010 USD ($)	Aug. 18, 2010 CNY (¥)
Schedule of Organization, Business And Operations [Line Items]
Ordinary share, shares issued				27,780,000		27,780,000	27,780,000
Ordinary share, par value | $ / shares				$ 0.000256		$ 0.000256	$ 0.000256
Stockholders' equity, reverse stock split		1 for 2
Ordinary shares outstanding after reverse stock split									17,322,805
Conversion of stock, shares converted		104,572	104,572
Convertible preferred stock, shares issued upon conversion									10,457,195
Ordinary share, shares outstanding				27,780,000	27,780,000	27,780,000	27,780,000		27,780,000
Registered capital | $											$ 732,504
Description of VIEs agreement terms				The VIE Agreements each have an initial term of 10 years and may only be extended upon the written agreement of Dalian Xinding
Description of contractual agreements				The contractual agreements between the Company, TOFA and Tongda have an initial term of 10 years.
CNY [Member]
Schedule of Organization, Business And Operations [Line Items]
Registered capital | ¥												¥ 5,000,000
Victor Score Limited [Member]
Schedule of Organization, Business And Operations [Line Items]
Ordinary share, shares issued										2,665,075
Ordinary share, par value | $ / shares										$ 0.00128
Victor Score Limited [Member] | Share Exchange Agreement [Member] | Preferred Stock [Member]
Schedule of Organization, Business And Operations [Line Items]
Stock issued | $					$ 104,572
Victor Score Limited [Member] | Share Exchange Agreement [Member] | Common Stock [Member]
Schedule of Organization, Business And Operations [Line Items]
Stock issued | $					$ 32,839,910
Dalian Xinding [Member]
Schedule of Organization, Business And Operations [Line Items]
Percentage company receives in subsidiaries net profits	100.00%
Apex Wealth [Member]
Schedule of Organization, Business And Operations [Line Items]
Percentage company receives in subsidiaries net profits				100.00%
Victor Score [Member]
Schedule of Organization, Business And Operations [Line Items]
Percentage company receives in subsidiaries net profits				100.00%
Tofa and Tongda [Member]
Schedule of Organization, Business And Operations [Line Items]
Percentage company receives in subsidiaries net profits					100.00%
Panjin Cable [Member]
Schedule of Organization, Business And Operations [Line Items]
Non-controlling ownership percentage								10.00%